COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Jun. 30, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 4 - COMMITMENTS AND CONTINGENCIES

Lease Agreement

The Company’s main office is in Las Vegas, Nevada. Rent expense under all leases for the three months ended March 31, 2022 and 2021 was $1,537 and $1,590 respectively. The Company maintains only one office. This office is in Las Vegas, NV and is a month-to-month lease.

Related Party Transactions

As of March 31, 2022 and 2021, the Company has accrued the amounts of $753,475 and $744,115, respectively, as deferred Officer’s salary for the difference between the president’s annual salary and the amounts paid.

As a result of shareholder loans and deferred officer salary, the Company has accrued a balance of $240,712 and $188,686 as interest payable as of March 31, 2022 and 2021.

On September 11, 2017, we received a license to certain patents from Chaya Hendrick, our founder and CEO, related to our technologies until the expiration of the patents. As consideration, we issued Chaya Hendrick, or her assigns, (i) 200,000 shares of Series B Convertible Preferred Stock, (ii) a royalty equal to 5% of gross revenues derived from products sold related to the patents, and (iii) certain minimum required payments beginning at $50,000 and doubling each year thereafter. The Series B Preferred Stock may be converted at the election of holder on a basis for 50 common shares for each preferred share at any time or an aggregate of 10,000,000 common shares in exchange for all 200,000 shares of Series B Convertible Preferred Stock.

Our CEO maintains an employment agreement that stipulates a $190,000 annual salary. This agreement is in effect until mutual agreement between its CEO and the Company to terminate.

Litigation

From time to time we may be a defendant or plaintiff in various legal proceedings arising in the normal course of our business. As of the date of this Quarterly Report, there are no material pending legal or governmental proceedings relating to us or properties to which we are a party, and, to our knowledge, there are no material proceedings to which any of our directors, executive officers or affiliates are a party adverse to us or which have a material interest adverse to us.

NOTE 4 -	COMMITMENTS

Lease Agreement

The Company’s main office is in Las Vegas, Nevada. Rent expense under all leases for the years ended June 30, 2021 and 2020 was $5,238 and $5,133 respectively. The Company maintains only one office. This office is in Las Vegas, NV and is a month-to-month lease.

Related Party Transactions

The Company’s Chief Executive Officer has made cash advances to the Company with an aggregate amount due of $0 and $0 as of June 30, 2021 and 2020, respectively. These advances bear interest at 7.00% per annum.

As of June 30, 2021 and June 30, 2020, the Company has accrued the amounts of $737,642 and $759,948, respectively, as deferred Officer’s salary for the difference between the president’s annual salary and the amounts paid.

As a result of these shareholder loans and deferred officer salary, the Company has accrued a balance of $201,846 and $149,481 as interest payable as of June 30, 2021 and 2020.

On September 11, 2017, we received a license to certain patents from Chaya Hendrick, our founder and CEO, related to our technologies until the expiration of the patents. As consideration, we issued Chaya Hendrick, or her assigns, (i) 200,000 shares of Series B Convertible Preferred Stock, (ii) a royalty equal to 5% of gross revenues derived from products sold related to the patents, and (iii) certain minimum required payments beginning at $50,000 and doubling each year thereafter. The Series B Preferred Shares may be converted at the election of holder on a basis for 50 common shares for each preferred share at any time or an aggregate of 10,000,000 common shares in exchange for all 200,000 preferred shares.

Our CEO maintains an employment agreement that stipulates a $190,000 annual salary. This agreement is in effect until mutual agreement between its CEO and the Company to terminate.